UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Bond Index Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                           BOND
                                                                                          INDEX
                                                                                        PORTFOLIO
                                                                                     -----------------
                                                                                     -----------------
ASSETS:

     Investments in securities, market value  (1)                                  $      198,379,842
     Cash                                                                                      75,462
     Interest receivable                                                                    1,940,745
     Receivable for investments sold                                                        2,822,915
                                                                                     -----------------
                                                                                     -----------------

     Total assets                                                                         203,218,964
                                                                                     -----------------
                                                                                     -----------------

LIABILITIES:

     Due to investment adviser                                                                 85,960
     Payable for investments purchased                                                      2,842,896
                                                                                     -----------------
                                                                                     -----------------

     Total liabilities                                                                      2,928,856
                                                                                     -----------------
                                                                                     -----------------

NET ASSETS                                                                         $      200,290,108
                                                                                     =================
                                                                                     =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $        1,453,476
     Additional paid-in capital                                                           185,790,553
     Net unrealized appreciation on investments                                            12,518,589
     Undistributed net investment income                                                      254,359
     Accumulated net realized gain on investments                                             273,131
                                                                                     -----------------
                                                                                     -----------------

NET ASSETS                                                                         $      200,290,108
                                                                                     =================
                                                                                     =================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            13.78
                                                                                     =================
                                                                                     =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           14,534,758

(1)  Cost of investments in securities:                                            $      185,861,253

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                          BOND
                                                                                          INDEX
                                                                                        PORTFOLIO
                                                                                    ------------------
                                                                                    ------------------

INVESTMENT INCOME:
    Interest                                                                      $         5,028,267
    Income from securities lending                                                             17,676
                                                                                    ------------------
                                                                                    ------------------

    Total income                                                                            5,045,943
                                                                                    ------------------
                                                                                    ------------------

EXPENSES:

    Management fees                                                                           504,297
                                                                                    ------------------
                                                                                    ------------------

NET INVESTMENT INCOME                                                                       4,541,646
                                                                                    ------------------
                                                                                    ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                          (19,833)
    Change in net unrealized appreciation on investments                                    1,913,001
                                                                                    ------------------
                                                                                    ------------------

    Net realized and unrealized gain on investments                                         1,893,168
                                                                                    ------------------
                                                                                    ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $         6,434,814
                                                                                    ==================
                                                                                    ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                               BOND INDEX
                                                                               PORTFOLIO
                                                                      ------------------------------
                                                                      ------------------------------
                                                                         2003              2002
                                                                      ------------      ------------
                                                                      ------------------------------
                                                                          UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                           $   4,541,646     $   8,978,261
    Net realized gain (loss) on investments                               (19,833)          544,185
    Change in net unrealized appreciation on investments                1,913,001         7,238,515
                                                                      ------------      ------------
                                                                      ------------      ------------

    Net increase in net assets resulting from operations                6,434,814        16,760,961
                                                                      ------------      ------------
                                                                      ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                         (4,287,287)       (8,737,865)
    From net realized gains                                                                (559,157)
                                                                      ------------      ------------
                                                                      ------------      ------------

    Total distributions                                                (4,287,287)       (9,297,022)
                                                                      ------------      ------------
                                                                      ------------      ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  62,213,258       139,154,284
    Reinvestment of distributions                                       4,287,287         9,297,022
    Redemptions of shares                                             (70,818,411)      (136,192,102)
                                                                      ------------      ------------
                                                                      ------------      ------------

    Net increase (decrease) in net assets resulting from share         (4,317,866)       12,259,204
        transactions

                                                                      ------------      ------------
                                                                      ------------      ------------

    Total increase (decrease) in net assets                            (2,170,339)       19,723,143

NET ASSETS:
    Beginning of period                                               202,460,447       182,737,304
                                                                      ------------      ------------
                                                                      ------------      ------------

    End of period  (1)                                              $ 200,290,108     $ 202,460,447
                                                                      ============      ============
                                                                      ============      ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                4,531,235        10,358,165
    Issued in reinvestment of distributions                               312,498           697,076
    Redeemed                                                           (5,162,193)      (10,143,463)
                                                                      ------------      ------------
                                                                      ------------      ------------

    Net increase (decrease)                                              (318,460)          911,778
                                                                      ============      ============
                                                                      ============      ============

(1) Including undistributed net investment income                   $     254,359     $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended                 Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period $  13.63 $    13.11 $    12.86 $    12.28 $    13.01  $    12.86

Income from Investment Operations

Net investment income                    0.31       0.21       0.69       0.77       0.70        0.74
Net realized and unrealized gain (loss)  0.13       0.56       0.27       0.57      (0.74)       0.15
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.44       0.77       0.96       1.34      (0.04)       0.89
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.29)     (0.21)     (0.71)     (0.76)     (0.69)      (0.74)
From net realized gains                            (0.04)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.29)     (0.25)     (0.71)     (0.76)     (0.69)      (0.74)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     13.78 $    13.63 $    13.11 $    12.86 $    12.28  $    13.01
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            3.26% o    9.69%      7.52%     11.28%     (0.31%)      7.08%

Net Assets, End of Period ($000)  $   200,290 $  202,460 $  182,737 $  147,990 $  133,485  $  130,437

Ratio of Expenses to Average Net Assets 0.50% *    0.50%      0.50%      0.50%      0.56%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  4.50% *    5.01%      5.60%      6.24%      5.56%       5.69%

Portfolio Turnover Rate                12.51% o   53.33%     56.51%     27.38%    127.95%      59.84%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,424,650 and $4,433,007, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $15,383,941 and $22,309,573, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $185,463,611. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,942,539 and gross depreciation of securities in which there was an excess of tax cost over value of $26,309, resulting in net appreciation of $12,916,230.

5.  SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Bond Index Portfolio

BONDS

AEROSPACE & DEFENSE --- 1.33%
  1,000,000 Lockheed Martin Corp                                       1,138,843
            Notes
            7.250% May 15, 2006

  1,400,000 Northrop Grumman Corp                                      1,515,345
            Notes
            8.625% October 15, 2004

                                                                      $2,654,188

AGENCY --- 43.32%

  1,380,988 Fannie Mae                                                 1,434,758
            5.500% January 1, 2017
  3,383,640 Fannie Mae                                                 3,561,281
            6.000% July 1, 2017
    394,607 Fannie Mae                                                   411,340
            5.500% March 1, 2014
  2,213,906 Fannie Mae                                                 2,325,985
            6.500% June 1, 2032
  1,055,588 Fannie Mae                                                 1,098,960
            6.000% July 1, 2029
    961,769 Fannie Mae                                                 1,018,472
            7.000% June 1, 2022
  2,720,791 Fannie Mae                                                 2,822,821
            5.000% April 1, 2018
    562,274 Fannie Mae                                                   597,017
            6.500% November 1, 2009
  1,629,250 Fannie Mae                                                 1,733,115
            7.000% July 1, 2032
    143,199 Fannie Mae                                                   151,325
            7.000% December 1, 2007
  1,055,176 Fannie Mae                                                 1,097,713
            5.500% May 1, 2033
  1,598,158 Fannie Mae                                                 1,700,041
            7.000% June 1, 2032
    858,571 Fannie Mae                                                   907,497
            6.500% December 1, 2013
    886,364 Fannie Mae                                                   925,576
            6.500% November 1, 2028
    112,871 Fannie Mae                                                   121,269
            8.000% December 1, 2012
  6,574,960 Fannie Mae                                                 6,835,344
            6.000% January 1, 2033
  1,203,206 Fannie Mae                                                 1,254,229
            5.500% May 1, 2014
    279,635 Fannie Mae                                                   294,626
            7.000% July 1, 2029
    742,499 Fannie Mae                                                   790,683
            7.000% May 1, 2011
  1,734,684 Fannie Mae                                                 1,810,883
            6.500% July 1, 2029
     56,307 Fannie Mae                                                    60,497
            8.000% June 1, 2012
    505,911 Fannie Mae                                                   551,669
            8.000% November 1, 2022
    651,189 Fannie Mae                                                   682,852
            6.500% December 1, 2023
    600,000 Fannie Mae                                                   692,866
            6.000% May 15, 2008
    686,151 Fannie Mae                                                   714,344
            6.000% May 1, 2029
    519,073 Fannie Mae                                                   543,009
            6.000% October 1, 2013
  1,984,841 Fannie Mae                                                 2,066,395
            6.000% January 1, 2029
    335,660 Fannie Mae                                                   349,801
            6.000% March 1, 2026
  3,500,000 Fannie Mae **                                              3,889,830
            5.250% April 15, 2007
  1,000,000 Fannie Mae **                                              1,097,778
            5.500% February 15, 2006
  6,000,000 Fannie Mae **                                              6,169,440
            3.500% September 15, 2004
  1,500,000 Fannie Mae **                                              1,843,092
            6.625% November 15, 2030
  2,000,000 Fannie Mae **                                              2,338,200
            6.000% May 15, 2011
  1,000,000 Fannie Mae **                                              1,199,816
            6.625% September 15, 2009
  2,000,000 Fannie Mae **                                              2,034,568
            3.000% June 15, 2004
    600,000 Federal Home Loan Bank **                                    605,046
            5.125% September 15, 2003
  2,000,000 Federal Home Loan Bank **                                  2,108,994
            4.500% November 15, 2012
  2,000,000 Federal Home Loan Bank **                                  2,073,738
            3.250% August 15, 2005
    568,826 Freddie Mac                                                  591,539
            6.000% April 1, 2017
    388,132 Freddie Mac                                                  404,312
            6.500% August 1, 2029
    316,798 Freddie Mac                                                  332,638
            6.500% November 1, 2032
    759,770 Freddie Mac                                                  797,759
            6.500% November 1, 2032
  2,482,282 Freddie Mac                                                2,564,361
            5.500% June 1, 2033
    992,906 Freddie Mac                                                1,042,552
            6.500% November 1, 2032
  3,632,799 Freddie Mac                                                3,767,888
            5.500% February 1, 2018
  1,912,021 Freddie Mac                                                2,007,622
            6.500% November 1, 2032
    819,547 Freddie Mac                                                  856,833
            6.000% March 1, 2031
    574,661 Freddie Mac                                                  612,216
            7.500% May 1, 2027
  1,155,403 Freddie Mac                                                1,223,282
            7.000% July 1, 2032
    823,306 Freddie Mac                                                  864,967
            6.500% March 1, 2016
    123,482 Freddie Mac                                                  128,800
            6.000% February 1, 2011
  1,082,451 Freddie Mac                                                1,127,574
            6.500% April 1, 2029
    791,202 Freddie Mac                                                  830,762
            6.500% November 1, 2032
     94,743 Freddie Mac                                                  100,691
            7.500% August 1, 2030
    725,763 Freddie Mac                                                  768,401
            7.000% May 1, 2032
    230,603 Freddie Mac                                                  239,352
            6.000% April 1, 2029
    459,775 Freddie Mac                                                  478,941
            6.500% July 1, 2029
  1,953,343 Freddie Mac                                                1,997,090
            4.500% March 1, 2018
  1,000,000 Freddie Mac **                                             1,106,237
            5.950% January 19, 2006
    600,000 Freddie Mac **                                               670,382
            5.125% October 15, 2008
    716,338 Ginnie Mae                                                   753,110
            6.500% June 15, 2029
     14,923 Ginnie Mae                                                    15,872
            7.000% March 15, 2023
    241,961 Ginnie Mae                                                   258,434
            7.500% September 15, 2025
    246,288 Ginnie Mae                                                   274,428
            9.000% April 15, 2021
    198,218 Ginnie Mae                                                   211,712
            7.500% December 15, 2025
     33,391 Ginnie Mae                                                    35,769
            8.000% March 15, 2007
     94,757 Ginnie Mae                                                   101,208
            7.500% November 15, 2025
    210,106 Ginnie Mae                                                   234,296
            9.000% January 15, 2017
     32,001 Ginnie Mae                                                    34,280
            8.000% April 15, 2007
     29,232 Ginnie Mae                                                    31,314
            8.000% June 15, 2007
    177,626 Ginnie Mae                                                   188,923
            7.000% February 15, 2023
     90,549 Ginnie Mae                                                    96,307
            7.000% January 15, 2023
    460,383 Ginnie Mae                                                   489,418
            7.500% November 15, 2029
     25,281 Ginnie Mae                                                    26,848
            8.000% December 15, 2006
     17,135 Ginnie Mae                                                    18,356
            8.000% January 15, 2007
    468,909 Ginnie Mae                                                   498,681
            7.000% July 15, 2025
      9,271 Ginnie Mae                                                     9,845
            8.000% August 15, 2006
    231,653 Ginnie Mae II                                                244,817
            7.500% December 20, 2029
                                                                     $85,952,687

AIRLINES --- 0.51%

    943,220 Delta Air Lines Inc                                        1,022,123
            Pass Thru Certificates
            6.718% January 2, 2023

                                                                      $1,022,123

BANKS --- 1.69%

  1,000,000 Bank of America Corp                                       1,077,935
            Notes
            4.750% October 15, 2006

  1,000,000 Suntrust Bank of Central Florida                           1,161,718
            Subordinated Notes
            6.900% July 1, 2007

  1,000,000 Wells Fargo & Co                                           1,131,746
            Subordinated Notes
            6.875% April 1, 2006

                                                                      $3,371,399

BROADCAST/MEDIA --- 2.22%

  1,000,000 Gannett Co Inc                                             1,057,014
            Notes
            4.950% April 1, 2005

  1,300,000 News America Inc                                           1,481,631
            Senior Notes
            6.625% January 9, 2008

  1,500,000 Viacom Inc Class B                                         1,856,847
            Company Guaranteed Notes
            7.700% July 30, 2010

                                                                      $4,395,492

CANADIAN - FEDERAL --- 0.58%
  1,000,000 Government of Canada                                       1,143,984
            Bonds
            6.750% August 28, 2006

                                                                      $1,143,984

CANADIAN - PROVINCIAL --- 1.27%
  1,300,000 Province of Ontario                                        1,381,749
            Bonds
            7.625% June 22, 2004

  1,000,000 Province of Quebec                                         1,135,329
            Senior Subordinated Notes
            5.750% February 15, 2009

                                                                      $2,517,078

CHEMICALS --- 0.61%

  1,000,000 EI du Pont de Nemours & Co                                 1,206,125
            Notes
            6.875% October 15, 2009

                                                                      $1,206,125

COMMERCIAL MORTGAGE BACKED --- 2.08%
    688,164 Commercial Mortgage Acceptance Corp                          762,197
            Series 1999-C1 Class A1
            6.790% June 15, 2031

  1,000,000 Merrill Lynch Mortgage Investors Inc                       1,125,929
            Series 1998-C2 Class A2
            6.390% February 15, 2030

  2,000,000 Morgan Stanley Dean Witter Capital I Inc                   2,241,420
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032

                                                                      $4,129,546

CONGLOMERATES --- 0.53%

  1,000,000 3M Co                                                      1,052,606
            Notes
            4.150% June 30, 2005

                                                                      $1,052,606

ELECTRIC COMPANIES --- 0.54%
  1,000,000 Baltimore Gas & Electric Co                                1,073,729
            Notes
            5.250% December 15, 2006

                                                                      $1,073,729

FINANCIAL SERVICES --- 4.04%
  1,500,000 American General Finance Corp                              1,655,135
            Notes
            5.875% July 14, 2006

  2,000,000 Citigroup Inc                                              2,339,938
            Notes
            6.500% January 18, 2011

  1,500,000 General Electric Capital Corp                              1,820,745
            Notes
            7.375% January 19, 2010

  1,000,000 General Motors Acceptance Corp                             1,052,803
            Notes
            6.125% September 15, 2006

  1,000,000 Household Finance Corp                                     1,137,063
            Notes
            6.375% October 15, 2011

                                                                      $8,005,684

FOOD & BEVERAGES --- 2.67%
  1,000,000 Anheuser-Busch Co Inc                                      1,096,453
            Debentures
            5.950% January 15, 2033

  1,500,000 ConAgra Foods Inc                                          1,893,111
            Notes
            7.875% September 15, 2010

  1,000,000 General Mills Inc                                          1,128,958
            Notes
            6.000% February 15, 2012

  1,000,000 Kellogg Co                                                 1,172,729
            Notes
            6.600% April 1, 2011

                                                                      $5,291,251

FOREIGN BANKS --- 2.23%
  1,300,000 Abbey National PLC                                         1,440,019
            Subordinated Notes
            6.690% October 17, 2005

  1,300,000 African Development Bank                                   1,598,507
            Subordinated Notes
            6.875% October 15, 2015

  1,200,000 National Australia Bank                                    1,376,813
            Subordinated Notes
            6.600% December 10, 2007

                                                                      $4,415,339

FOREIGN GOVERNMENTS --- 1.05%
  1,000,000 Government of Italy                                        1,019,439
            Bonds
            2.500% March 31, 2006

  1,000,000 United Mexican States                                      1,060,000
            Notes
            6.375% January 16, 2013

                                                                      $2,079,439

GOLD, METALS & MINING --- 0.61%
  1,000,000 Alcoa Inc                                                  1,211,559
            Notes
            7.375% August 1, 2010

                                                                      $1,211,559

HOUSEHOLD GOODS --- 0.61%
  1,000,000 Procter & Gamble Co                                        1,212,699
            Unsubordinated Notes
            6.875% September 15, 2009

                                                                      $1,212,699

INSURANCE RELATED --- 0.57%
  1,000,000 MetLife Inc                                                1,139,859
            Senior Notes
            6.125% December 1, 2011

                                                                      $1,139,859

INVESTMENT BANK/BROKERAGE FIRM --- 1.16%
  1,000,000 Goldman Sachs Group Inc                                    1,174,961
            Notes
            6.650% May 15, 2009

  1,000,000 Merrill Lynch & Co Inc                                     1,124,159
            Notes
            6.000% February 17, 2009

                                                                      $2,299,120

LEISURE & ENTERTAINMENT --- 0.57%
  1,000,000 AOL Time Warner Inc                                        1,124,930
            Notes
            6.150% May 1, 2007

                                                                      $1,124,930

OIL & GAS --- 0.75%
  1,300,000 Kinder Morgan Inc                                          1,484,119
            Senior Notes
            6.800% March 1, 2008

                                                                      $1,484,119

OTHER ASSET-BACKED --- 1.35%
  1,500,000 Citibank Credit Card Master Trust I                        1,532,058
            Series 1998-9 Class A
            5.300% January 9, 2006

  1,035,000 Comed Transitional Funding Trust                           1,140,153
            Series 1998-1 Class A-6
            5.630% June 25, 2009

                                                                      $2,672,211

PAPER & FOREST PRODUCTS --- 0.74%
  1,300,000 Union Camp Corp                                            1,463,665
            Notes
            6.500% November 15, 2007

                                                                      $1,463,665

PERSONAL LOANS --- 0.51%
  1,000,000 American Express Credit Corp                               1,006,892
            Notes
            3.000% May 16, 2008

                                                                      $1,006,892

RAILROADS --- 0.58%

  1,000,000 Union Pacific Corp                                         1,144,693
            Notes
            6.790% November 9, 2007

                                                                      $1,144,693

RETAIL --- 1.28%

  1,000,000 Albertson's Inc                                            1,168,261
            Senior Notes
            7.500% February 15, 2011

  1,300,000 Wal-Mart Stores Inc                                        1,370,014
            Notes
            7.500% May 15, 2004

                                                                      $2,538,275

SUPRANATIONALS --- 0.52%

  1,000,000 Inter-American Development Bank                            1,032,926
            Senior Notes
            3.875% September 27, 2004

                                                                      $1,032,926

TELEPHONE & TELECOMMUNICATIONS --- 0.56%
  1,000,000 Verizon New Jersey Inc                                     1,119,130
            Senior Unsecured Debentures
            5.875% January 17, 2012

                                                                      $1,119,130

U.S. GOVERNMENTS --- 23.01%

  3,000,000 United States of America                                   3,054,609
            2.875% June 30, 2004
  3,000,000 United States of America                                   3,301,758
            5.750% November 15, 2005
  1,000,000 United States of America                                   1,019,648
            3.375% April 30, 2004
  6,400,000 United States of America                                   7,371,501
            5.500% May 15, 2009
  2,000,000 United States of America                                   2,223,124
            4.875% February 15, 2012
  3,000,000 United States of America                                   3,266,601
            5.250% February 15, 2029
  6,500,000 United States of America                                   7,046,150
            4.625% May 15, 2006
  5,000,000 United States of America                                   5,030,860
            2.750% October 31, 2003
  3,800,000 United States of America                                   4,262,532
            5.000% August 15, 2011
  2,000,000 United States of America                                   2,024,376
            4.250% November 15, 2003
  5,400,000 United States of America                                   7,036,664
            6.750% August 15, 2026
                                                                     $45,637,823

UTILITIES --- 0.55%

  1,000,000 ONEOK Inc                                                  1,098,271
            Senior Notes
            7.125% April 15, 2011

                                                                      $1,098,271

TOTAL BONDS --- 98.04%                                              $194,496,842
(Cost $1,098,271)

SHORT-TERM INVESTMENTS

  3,883,000 Fannie Mae                                                 3,883,000
               0.790%, July 1, 2003


TOTAL SHORT-TERM INVESTMENTS --- 1.96%                                $3,883,000
(Cost $3,883,000)

TOTAL BOND INDEX PORTFOLIO --- 100%                               $198,379,842
(Cost $4,981,271)

Legend

** Security is an agency note with maturity date and interest rate indicated.

See Notes to Financial Statements
ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003